Note 8 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
8. Goodwill and Intangible Assets

Goodwill and intangible assets consist of the following:

	Weighted Average Amortization Period	December 31,
	(in years)	2014	2013
Goodwill		$67,403	$67,403

Completed technology	7	$15,324	$15,324
Internal use software	3	10,410	2,212
Contracts and customer lists	11	48,571	48,571
Tradenames and domain names	9	1,150	1,150
Covenants not to compete	5	5,016	5,016
Internal use software in development		2,144	4,811
		82,615	77,084
Less: Accumulated amortization		(26,360)	(17,250)
Intangible assets, net		$56,255	$59,834

The following table summarizes changes in goodwill:

Balance at December 31, 2012	$47,000
Acquisition of Campus Solutions	20,403
Balance at December 31, 2013	67,403
Balance at December 31, 2014	$67,403

Intangible assets from acquisitions are amortized over three to twelve years. Amortization expense related to intangible assets was approximately $9.1 million and $6.5 million for the years ended December 31, 2014 and 2013, respectively. Amortization related to completed technology is expensed to cost of revenues, while amortization of other intangibles is expensed to general and administrative and sales and marketing expenses.

Total estimated amortization expense, related to intangible assets, for each of the next five years, as of December 31, 2014, is expected to approximate:

Year Ending December 31,
2015	$10,691
2016	10,816
2017	8,201
2018	5,999
2019	5,360